Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [abstract]
Inventories

	As at 31 December 2016			As at 31 December 2017
	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000
Raw materials	3,863,647	(309)	3,863,338	4,265,699	(841)	4,264,858
Work in progress	1,004,580	(44,453)	960,127	951,493	(47,180)	904,313
Finished goods	1,154,679	(22,583)	1,132,096	1,265,964	(19,270)	1,246,694
Spare parts and consumables	266,189	(62,277)	203,912	259,934	(78,201)	181,733

	6,289,095	(129,622)	6,159,473	6,743,090	(145,492)	6,597,598